INCOME TAXES (Details Narrative) - USD ($)		12 Months Ended
	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Standard corporate income tax rate	21.00%	25.00%
Previoulsy standard corporate income tax rate	35.00%
Net operating losses		$ 1,604,000	$ 1,193,000
Increase in valutation allowance		$ 401,036	$ 298,305